Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

2021 Equity Incentive Plan

In January 2022, the Board of Directors and the Company’s stockholders adopted the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan is administered by the Board of Directors. Vesting periods and other restrictions for grants under the 2021 Plan are determined at the discretion of the Board of Directors. Grants to employees, officers, directors, advisors, and consultants of the Company typically vest immediately or within four years. In addition, the number of shares of stock available for issuance under the 2021 Plan will be automatically increased each January 1 by 10% of the aggregate number of fully diluted shares of our common stock from the first day of the preceding calendar year to the first day of the current calendar year or such lesser number as determined by our board of directors.

On January 1, 2025, the number of shares of common stock available under the 2021 Plan increased to 156,512 as per the Evergreen Feature in the 2021 Plan.

Under the 2021 Plan, stock options and stock appreciation rights are granted at exercise prices determined by the Board of Directors which cannot be less than 100% of the estimated fair market value of the common stock on the grant date. Incentive stock options granted to any stockholders holding 10% or more of the Company’s equity cannot be granted with an exercise price of less than 110% of the estimated fair market value of the common stock on the grant date and such options are not exercisable after five years from the grant date.

As of March 31, 2025, there were 97,880 shares available for future grants under the 2021 Plan.

Restricted Stock Units

As of March 31, 2025 and December 31, 2024, the Company has a total of 3 Rollover RSU awards for shares of common stock outstanding, respectively. As of March 31, 2025, 3 Rollover RSU awards have fully vested but are unissued and no Rollover RSU awards have been forfeited. Each Rollover RSU award converts to one share of common stock.

Restricted Stock Awards

On February 11, 2025, 58,568 RSAs were granted to employees and the Board of Directors which resulted in a fair value of $0.2 million of stock-based compensation expense based on the Company’s stock price on the date of grant. The awards were granted from shares available under the 2021 Plan with 57,665 vesting 100% on the date of grant and 903 vesting 50% on the date of grant, with 50% vesting one year thereafter.

Stock Options

The Company has granted stock options, all of which have fully vested in prior periods. Stock options have a maximum term of 3 or 10 years. There were no stock options granted during the three months ended March 31, 2025 and 2024. As of March 31, 2025, the Company had 64 stock options outstanding and exercisable, with a weighted average exercise price of $3,555.83, and a weighted average remaining contractual term of 7.2 years. There was no unrecognized compensation expense related to the outstanding stock options as of March 31, 2025.

Stock-Based Compensation Expense

For the three months ended March 31, 2025 and 2024, the Company recorded stock-based compensation expense for the periods indicated as follows:

	Three Months Ended March 31,
	2025	2024
General and administrative:
RSA awards	$189,348	$—
RSU awards	—	22,383
Stock Options	—	7,215
General and administrative stock-based compensation expense	189,348	29,598
Research and development:
RSA awards	34,107	—
RSU awards	—	1,898
Stock Options	—	598
Research and development stock-based compensation expense	34,107	2,496
Total stock-based compensation expense	$223,455	$32,094

As of March 31, 2025, there was approximately $3,000 of unrecognized stock-based compensation expense related to RSA grants. The unrecognized stock-based compensation expense is expected to be recognized over a period of 1 year for the RSA grants.

9. Stock-Based Compensation

2021 Equity Incentive Plan

In January 2022, the Board of Directors and the Company’s stockholders adopted the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan is administered by the Board of Directors. Vesting periods and other restrictions for grants under the 2021 Plan are determined at the discretion of the Board of Directors. Grants to employees, officers, directors, advisors, and consultants of the Company typically vest over one to four years. In addition, the number of shares of stock available for issuance under the 2021 Plan will be automatically increased each January 1, and began on January 1, 2022, by 10% of the aggregate number of outstanding shares of our common stock from the first day of the preceding calendar year to the first day of the current calendar year or such lesser number as determined by our board of directors.

On May 15, 2024 at the Company’s 2024 Annual Meeting of Stockholders, an amendment to the 2021 Equity Incentive Plan to increase the number of shares reserved under the Plan to 10,206 was approved.

Under the 2021 Plan, stock options and stock appreciation rights are granted at exercise prices determined by the Board of Directors which cannot be less than 100% of the estimated fair market value of the common stock on the grant date. Incentive stock options granted to any stockholders holding 10% or more of the Company’s equity cannot be granted with an exercise price of less than 110% of the estimated fair market value of the common stock on the grant date and such options are not exercisable after five years from the grant date.

As of December 31, 2024, there were 10,142 shares available for future grants under the 2021 Plan.

Restricted Stock Units

As of December 31, 2024 and December 31, 2023, the Company has a total of 3 Rollover RSU awards for shares of common stock outstanding, respectively. As of December 31, 2024, 3 Rollover RSU awards have fully vested but are unissued and no Rollover RSU awards have been forfeited. Each Rollover RSU award converts to one share of common stock.

Stock Options

The Company has granted stock options which (i) vest fully on the date of grant; (ii) vest 25% on the one-year anniversary of the grant date or the employees hiring date, with the remainder vesting quarterly thereafter; or (iii) vest quarterly over one-year, for grants to Board of Directors, officers and employees. Stock options have a maximum term of 3 or 10 years.

The activity related to stock options during the year ended December 31, 2024 is summarized as follows:

	Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (Years)
Outstanding at December 31, 2023	64	$3,555.83
Granted	—	—
Exercised	—	—
Expired and forfeited	—	—
Outstanding at December 31, 2024	64	$3,555.83	5.8
Exercisable at December 31, 2024	64	$3,555.83	5.8

For the year ended December 31, 2023, the weighted-average Black-Scholes value per stock option issued during 2023 was $516.21. The fair value of the stock options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

Volatility	144.2%
Expected term (years)	5.04
Risk-free interest rate	3.60%
Expected dividend yield	0.0%

Expected volatility is based on the historical volatility of shares of the Company’s common stock. In determining the expected term of stock options, the Company uses the “simplified” method. Under this method, the expected term is presumed to be the midpoint between the average vesting date and the end of the contractual term. The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the stock options in effect at the time of the grants. The dividend yield assumption is based on the expectation of no future dividend payments by the Company. In addition to assumptions used in the Black-Scholes model, the Company reduces stock-based compensation expense based on actual forfeitures in the period that each forfeiture occurs.

Stock-Based Compensation Expense

For the years ended December 31, 2024 and 2023, the Company recorded stock-based compensation expense for the period indicated as follows:

	Year Ended December 31,
	2024	2023
General and administrative:
RSU awards	$97,077	$89,533
Stock Options	58,857	56,204
General and administrative stock-based compensation expense	155,934	145,737
Research and development:
RSU awards	7,759	7,592
Stock Options	5,157	2,392
Research and development stock-based compensation expense	12,916	9,984
Total stock-based compensation expense	$168,850	$155,721